Basis of preparation	12 Months Ended
Dec. 31, 2018
Basis of preparation [Abstract]
Basis of preparation

2	Basis of preparation

2.1	Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with the IFRS as issued by the IASB.

2.2	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except as otherwise described in the notes below.

Going concern basis of accounting

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to meet its financial obligation, working capital requirements and capital expenditures as and when they fall due.

The Group incurred an operating loss of US$13,160,000 (31/12/2017: US$11,336,000; 31/12/2016: US$16,784,000) for the year ended 31 December 2018 and as at that date, the Group recorded a shareholders’ deficit of US$21,759,000 (31/12/2017: US$56,279,000). The Group recorded net current liabilities of US$37,085,000 (31/12/2017: US$7,106,000) at 31 December 2018.

As at 31 December 2018, the Group has trust receipts financing of US$22,965,000 (31/12/2017: US$20,467,000) due to financial institutions, repayable from January 2019 to June 2019. A portion of the trust receipts financing, amounting to US$18,189,000 (31/12/2017: US$17,988,000) is secured by a first legal charge over the Group’s leasehold land and building. The carrying value of the Group’s leasehold land and building amounted to US$30,444,000 as at 31 December 2018 (31/12/2017: US$32,188,000). The Group has other short-term borrowings from third parties, amounting to US$7,297,000 (31/12/2017: US$6,637,000) which are repayable in Q1’2019 and Q2’2019. In addition, the unsecured term loan as at 31 December 2018 of US$10,765,000 (31/12/2017: US$10,590,000) is repayable by Q2’2019. Refer to Note 20 for the terms and conditions of the outstanding interest-bearing loans and borrowings.

The financial statements have been prepared on a going concern basis, based on the following:

1.	Continuation by the Group’s bankers to provide access to the Group to drawdown and roll-forward existing short term financing facilities which will enable the Group to meet its working capital requirements, financial obligation and capital expenditure as and when they fall due. Negotiations are currently ongoing with the Group’s bankers to confirm Group’s ability to have continuous access to these financing facilities.

2.	Expectation of successful completion of a public offering of approximately US$20,000,000 based on the registration statement that the Company has filed with Securities and Exchange Commission (“SEC”) on 4 April 2019.

The Group is also considering other potential financing options with banks or other third parties to allow the Group to have sufficient funds to meet its working capital requirements, financial obligation and capital expenditure. Failure to do so may also prevent the Group’s continuation of its listing status in the NASDAQ stock market.

Management acknowledges that material uncertainty remains over the Group’s ability to meet its funding requirements and ability to gain continued access to short term financing. Management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future.  If for any reason the Group is unable to continue as a going concern, then this could have an impact on the Group’s ability to realize assets at their recognized values, in particular goodwill and other intangible assets, and to extinguish liabilities in the normal course of business at the amounts stated in the consolidated financial statements.

2.3	Functional and presentation currency

These consolidated financial statements are presented in United States dollars (“US$”). All financial information presented in US$ has been rounded to the nearest thousand, unless otherwise stated.

On 19 December 2018, the Company assessed its functional currency to be US$. The Company assessed the currency of the Company’s financing and investing activities and determined that US$ more appropriately reflects the current and prospective economic substance of the underlying transactions and circumstances of the Company. The functional currencies in relation to Reebonz and the Company’s foreign operations remain unchanged.

2.4	Use of estimates and judgments

The preparation of the Group’s consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of each reporting period. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future periods.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)	Impairment of non-financial assets

Impairment exists when the carrying value of an asset or Cash Generating Unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The estimated cash flows are derived from the future budgets and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most crucial in determining the recoverable amount of goodwill recognized by the Group. The key assumptions used to determine the recoverable amount for the CGU, including a sensitivity analysis, are disclosed and further explained in Note 7.

(b)	Fair value of financial instruments

When the fair values of financial liabilities recorded in the consolidated statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the discounted cash flow (“DCF”) model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. The judgments include considerations of inputs such as discount rate and the IPO price prior to the recapitalization (see Note 1.1); following the recapitalization, judgements are on discount rates. Changes in assumptions about these factors could affect the reported fair value of financial instruments. See Note 33 for further disclosures.

(c)	Share-based payments

The Group initially measures the cost of equity-settled transactions with employees using a Black Scholes model prior to the recapitalization to determine the fair value of the equity incurred. Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 29.

(d)	Revenue recognition

For contracts that permit the customer to return an item, revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on the historical data.

As at 31 December 2018, the Group recognizes refund liabilities which is included in trade and other payables amounting US$616,000 (31/12/2017: US$674,000). Separately, the Group recognizes related assets for the rights to recover the returned goods, as ‘Inventories’ amounting US$439,000 (31/12/2017: US$462,000). The Group reviews its estimate of expected returns at each reporting date and updates the amounts of the assets and liabilities accordingly.

(e)	Revaluation of property and equipment - Building

The Group engaged a real estate valuation expert to assess the fair value of its building as at 31 December 2017. The Group carried its building at its revalued amount as at 31 December 2017, which approximates its fair value. Changes in fair values were recognized in other comprehensive income. The fair value of the building is determined by an independent real estate valuation expert using an open market value approach every 3 years on 31 December. As at 31 December 2018, the Group carried its building at the revalued amount, less accumulated depreciation and accumulated impairment losses.

(f)	Taxes

Deferred tax assets are recognized for unused tax losses and temporary differences to the extent that it is probable that taxable profit will be available against which the losses and temporary differences can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

As at 31 December 2018, the Group has US$114,326,000 (31/12/2017: US$88,043,000; 31/12/2016: US$75,296,000) of tax losses carried forward. These losses relate to the Company and subsidiaries that have a history of losses, do not expire and may not be used to offset taxable income elsewhere in the Group. It is not probable that taxable profit will be available for the Group’s subsidiaries for deferred tax assets to be utilized against. On this basis, the Group has determined that it cannot recognize deferred tax assets on the tax losses carried forward.

If the Group was able to recognize all unrecognized deferred tax assets, accumulated losses would have decreased by US$20,918,000 (31/12/2017: US$15,952,000; 31/12/2016: US$13,939,000).

(g)	Approach to measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

External valuers are involved for valuation of significant assets and liabilities. Involvement of external valuers is decided upon annually by Management after discussion with and approval by the Board. Selection criteria include market knowledge, reputation, independence and whether professional standards are maintained. The Management decides, after discussions with the Group’s external valuers, which valuation techniques and inputs to use for each case.

At each reporting date, the Group analyses the movements in the values of assets and liabilities which are required to be measured or re-assessed as per the Group’s accounting policies. For this analysis, Management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

The Group, in conjunction with the Group’s external valuers, also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained below.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1:	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3:	inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).

The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period during which the change has occurred.